Short-term borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Short-term Borrowings Disclosure [Abstract]
Short-term borrowings

	December 31,
(Millions of dollars)	2013	2012	2011
Machinery and Power Systems:
Notes payable to banks	$16	$484	$93
Notes payable to certain former shareholders of Siwei	—	152	—
Commercial paper	—	—	—
	16	636	93
Financial Products:
Notes payable to banks	545	418	527
Commercial paper	2,502	3,654	2,818
Demand notes	616	579	550
	3,663	4,651	3,895
Total short-term borrowings	$3,679	$5,287	$3,988

Weighted-average interest rates on short-term borrowings
The weighted-average interest rates on short-term borrowings outstanding were:

	December 31,
	2013	2012	2011
Notes payable to banks	6.3%	5.8%	7.2%
Commercial paper	0.5%	0.6%	1.0%
Demand notes	0.8%	0.8%	0.9%